Prepayments and other assets (Tables)	6 Months Ended
Jun. 30, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of prepayments and other assets

		As of December 31,	As of June 30,
		2021	2022
		RMB	RMB
Loans receivable, net	(1)	38,631	32,546
Security deposits with real estate developers, net	(2)	110,910	74,705
Rental and other deposits, net	(3)	12,635	7,359
Other receivables		57,995	64,070
Prepayments and other assets, net		220,171	178,680
Current Portion		220,171	178,680
Total prepayments and other assets, net		220,171	178,680

(1)    Loans receivable, net

(2)	Security deposits with real estate developers, net
(3)	Rental and other deposits, net

Schedule of allowance for doubtful loans

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Balance at the beginning of the year	4,997	31,694
Provision (Reversal) for the year/period	26,697	(25,061)
Balance at the end of the year/period	31,694	6,633

Schedule of aging of loans receivable

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
1-29 days past Due	200	—
30-89 days past Due	106	2,670
90-179 days past Due	3,690	1,070
Over 180 days past Due	20,407	21,635
Total past Due	24,403	25,375
Current	45,922	13,804
Total loans	70,325	39,179

Schedule of security deposits with real estate developers, net

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Security deposits with real estate developers under Exclusive Sales Contract
- Without Sales Commitment Arrangement	129,300	105,893
- With Sales Commitment Arrangement	42,585	40,085
	171,885	145,978
Less: Allowance for doubtful accounts	(60,975)	(71,273)
Security deposits with real estate developers, net	110,910	74,705

Schedule of rental and other deposits, net

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Rental and other deposits	25,030	11,393
Less: Allowance for doubtful accounts	(12,395)	(4,034)
Rental and other deposits, net	12,635	7,359

Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of loans receivable

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Secured loans	12,746	12,746
Unsecured loans	57,579	26,433
	70,325	39,179
Less: allowance for doubtful loans	(31,694)	(6,633)
Loans receivable, net	38,631	32,546
Current Portion	38,631	32,546
Total loans	38,631	32,546